Acquisitions and divestitures - (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income from discontinued operations
Net operating revenue	$ 41,784	$ 43,839	$ 54,502
Operating loss	14,205	17,208	27,693
income (loss) before income taxes		2,062	(3,197)
Net income (loss) from discontinued operations		2,060	(2,376)
Loss attributable to noncontrolling interests			85
Net income (loss) attributable to Vale's shareholders		2,060	(2,291)
Operating activities
Income (loss) before income taxes	11,151	19,781	29,541
Investing activities
Net cash used in investing activities		(103)	(2,469)
Financing activities
Net cash used by financing activities		(11)	(13)
Discontinued operations [member]
Net income from discontinued operations
Net operating revenue		448	1,083
Cost of goods sold and services rendered		(264)	(1,386)
Operating expenses		(13)	(33)
Impairment and results on disposals of non-current assets, net		(589)	(3,282)
Operating loss		(418)	(3,618)
Cumulative translation adjustments (i)		3,072
Derecognition of noncontrolling interest		(585)
Financial results, net		(7)	447
Equity results in associates and joint ventures			(26)
income (loss) before income taxes		2,062	(3,197)
Income taxes		2	(821)
Net income (loss) from discontinued operations		2,060	(2,376)
Loss attributable to noncontrolling interests			(85)
Net income (loss) attributable to Vale's shareholders		2,060	(2,291)
Operating activities
Income (loss) before income taxes		2,062	(3,197)
Adjustments:
Equity results in associates and joint ventures			26
Depreciation, amortization and depletion			69
Impairment and results on disposals of non-current assets, net		589	3,282
Derecognition of noncontrolling interest		585
Financial results, net		(3,065)	(447)
Decrease in assets and liabilities		(130)	(49)
Net cash generated (used) by operating activities		41	(316)
Investing activities
Additions to property, plant and equipment		(38)	(194)
Acquisition of NLC, net of cash			(2,345)
Disposal of coal, net of cash		(65)
Other			70
Net cash used in investing activities		(103)	(2,469)
Financing activities
Payments		(11)	(13)
Net cash used by financing activities		(11)	(13)
Net cash used by discontinued operations		$ (73)	$ (2,798)